DEBT (Tables)	12 Months Ended
Dec. 31, 2025
DEBT
Schedule of short-term and long-term debt

	As of December 31,
	2024	2025
Short-term debt and current portion of long-term debt:
Long-term bank borrowings, current portion	791	371
Short-term bank borrowings	38	1,400
Convertible senior notes, current portion	—	3,514
FF&E liability, current portion	51	52
Total	880	5,337

Long-term debt:
Long-term bank borrowings, non-current portion	730	268
Convertible senior notes, non-current portion	3,594	—
FF&E liability, non-current portion	209	198
Others	13	13
Total	4,546	479

Schedule of contractual maturities of the group's long-term debt

The contractual maturities of the Group’s debt as of December 31, 2025 were as follows:

Year Ending December 31,	Principal Amounts
2026	5,337
2027	183
2028	159
2029	42
2030	28
Thereafter	67
Total	5,816